Regulatory Capital Financial Instruments - Schedule of Regulatory Capital Financial Instruments (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subordinated bonds [Member]
Regulatory Capital Financial Instruments - Schedule of Regulatory Capital Financial Instruments (Details) [Line Items]
Balance as of beginning	$ 1,039,814	$ 1,010,905
Emissions made
Transaction costs
Transaction costs amortization
Accrued interest	34,551	34,903
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder	(41,432)	(41,541)
Principal payments to the holder	(9,205)	(10,658)
Accrued UF indexation	45,151	46,205
Exchange rate differences
Depreciation
Reappraisal
Expiration
Conversion to common shares
Balance as of ending	1,068,879	1,039,814
Bonds with no maturity [Member]
Regulatory Capital Financial Instruments - Schedule of Regulatory Capital Financial Instruments (Details) [Line Items]
Balance as of beginning
Emissions made
Transaction costs
Transaction costs amortization
Accrued interest
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder
Principal payments to the holder
Accrued UF indexation
Exchange rate differences
Depreciation
Reappraisal
Expiration
Conversion to common shares
Balance as of ending
Preferred shares [Member]
Regulatory Capital Financial Instruments - Schedule of Regulatory Capital Financial Instruments (Details) [Line Items]
Balance as of beginning
Emissions made
Transaction costs
Transaction costs amortization
Accrued interest
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder
Principal payments to the holder
Accrued UF indexation
Exchange rate differences
Depreciation
Reappraisal
Expiration
Conversion to common shares
Balance as of ending